UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

        450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/29

Date of reporting period:  5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Kottke Commodity Strategies Fund
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares			Value

	SHORT-TERM INVESTMENT - 87.3%
	MONEY MARKET FUND - 87.3%
812,515	Dreyfus Cash Management - Money Market portfolio to yield at 0.09%		$ 812,515
	(Cost - $812,515) (a)

	TOTAL INVESTMENTS - 87.3% (Cost - $812,515) (b)		$ 812,515
	OTHER ASSETS LESS LIABILITIES - 12.7%		117,671
	TOTAL NET ASSETS - 100.0%		$ 930,186

(a) Variable rate security, the money market rate shown represents the rate at May 31, 2012.
(b) Represents cost for financial purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ -

Long (Short)			Unrealized
Contracts			Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS
1	Brent Crude - December 2012
	(Underlying Face Amount at Value $100,330)		$ (16,680)
1	Copper - July 2012
	(Underlying Face Amount at Value $84,138)		(6,463)
2	Corn - September 2012
	(Underlying Face Amount at Value $52,550)		(6,250)
1	Lean Hogs - October 2012
	(Underlying Face Amount at Value $33,150)		840
1	Live Cattle - August 2012
	(Underlying Face Amount at Value $47,560)		(350)
1	LME Aluminum - August 2012
	(Underlying Face Amount at Value $49,675)		(962)
1	LME Zinc - August 2012
	(Underlying Face Amount at Value $46,769)		(1,181)
4	Natural Gas - October 2012
	(Underlying Face Amount at Value $104,480)		(5,570)
2	Soybean - September 2012
	(Underlying Face Amount at Value $129,375)		(4,300)
1	Soybean Oil - December 2012
	(Underlying Face Amount at Value $30,168)		(2,346)
2	Wheat- July 2012
	(Underlying Face Amount at Value $64,375)		(1,938)
1	World Sugar #11 - July 2012
	(Underlying Face Amount at Value $21,750)		(2,542)
1	WTI Crude - September 2012
	(Underlying Face Amount at Value $87,170)		(21,120)
	Net Unrealized Loss on Long Futures Contracts		$ (68,862)

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investment	$ 812,515	$ -	$ -	$ 812,515
Total	$ 812,515	$ -	$ -	$ 812,515
Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts*	$ 68,862	$ -	$ -	$ 68,862
Total	$ 68,862	$ -	$ -	$ 68,862

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 or Level 2 at the end of the period.
*Cumulative appreciation/(depreciation) of future contracts is reported in the above table.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Consolidated Portfolio of Investments at May 31, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    7/25/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/25/12